UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 129.8%
Corporate — 6.9%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$2,850	$3,094,359
Pima County IDA, Tucson Electric Power, 5.75%, 9/01/29	500	529,905
Pima County IDA, RB, Tucson Electric Power, Series A, 5.25%, 10/01/40	1,000	1,039,600
		4,663,864
County/City/Special District/School District — 44.6%
City of Glendale Arizona, RB (NPFGC), 5.00%, 7/01/25	1,000	1,098,340
City of Tucson Arizona, COP:
Series A (NPFGC), 5.00%, 7/01/20	1,500	1,641,945
(AGC), 5.00%, 7/01/29	1,000	1,099,660
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,313,700
5.00%, 12/01/29	1,250	1,303,487
Gilbert Public Facilities Municipal Property Corp. Arizona, RB, 5.50%, 7/01/27	2,000	2,276,040
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	759,473
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,238,056
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,689,100
Maricopa County Community College District Arizona, GO, Series C, 3.00%, 7/01/22	1,000	1,052,100
Maricopa County Public Finance Corp., RB, Series A (AMBAC), 5.00%, 7/01/24	1,000	1,094,220
Maricopa County Unified School District No. 89-Dysart Arizona, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,149,550
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,171,290
Phoenix Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,518,016
Phoenix Mesa Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,639,816
Scottsdale Municipal Property Corp. Arizona, RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	1,500	1,737,480
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,283,619

Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (concluded)
Vistancia Community Facilities District Arizona, GO (concluded):
5.75%, 7/15/24	$750	$797,235
Yuma County Library District, GO (Syncora), 5.00%, 7/01/26	1,000	1,083,850
		29,946,977
Education — 11.7%
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,150,148
6.00%, 7/01/26	745	879,413
6.00%, 7/01/27	425	499,966
6.00%, 7/01/28	400	468,584
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	700	559,727
Phoenix IDA Arizona, Education Revenue, RB, Great Hearts Academies Project, 6.30%, 7/01/42	500	516,675
Pima County IDA, RB:
Arizona Charter Schools Project, Series A, 6.75%, 7/01/21	400	400,472
Arizona Charter Schools Project, Series C, 6.70%, 7/01/21	710	710,717
Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	985	985,197
Pima County IDA, Refunding RB:
Charter Schools II, Series A, 6.75%, 7/01/21 (a)	160	161,774
Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	995	873,152
University of Arizona, COP, University of Arizona Projects, Series B (AMBAC), 5.00%, 6/01/28	650	669,520
		7,875,345
Health — 20.2%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2, 5.00%, 3/01/41	500	526,605
Arizona Health Facilities Authority, Refunding RB, Banner Health, Series D:
6.00%, 1/01/30	1,500	1,542,705
5.50%, 1/01/38	2,300	2,476,939
Maricopa County IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	190,776
Maricopa County IDA Arizona, Refunding RB:
Catholic Healthcare West, Series A, 5.50%, 7/01/26	1,850	1,937,819

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Health (concluded)
Maricopa County IDA Arizona, Refunding RB (concluded):
Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (b)	$1,000	$1,178,830
Scottsdale IDA, RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	500	538,060
Tempe IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	512,640
University Medical Center Corp. Arizona, RB:
6.00%, 7/01/39	1,000	1,109,230
6.50%, 7/01/39	500	567,210
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	1,800	1,826,244
Yavapai County IDA Arizona, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,154,550
		13,561,608
Housing — 2.9%
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, AMT (Ginnie Mae), S/F:
Series A-1, 5.75%, 5/01/40	285	308,122
Series A-2, 5.80%, 7/01/40	255	262,943
Maricopa County IDA Arizona, RB, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	427	454,768
Phoenix & Pima County IDA, RB, Series 1A, AMT (Ginnie Mae), 5.65%, 7/01/39	156	165,266
Phoenix & Pima County IDA, Refunding RB, Series 2007-1, AMT (Ginnie Mae), 5.25%, 8/01/38	325	342,305
Phoenix IDA Arizona, Refunding RB, Series 2007-2, AMT (Ginnie Mae), 5.50%, 12/01/38	397	420,021
		1,953,425
State — 19.1%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,135,960
5.75%, 9/01/22	2,000	2,331,440
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/30	4,000	4,471,240
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	1,600	1,721,584
5.00%, 8/01/35	1,000	1,058,160
State of Arizona, RB, Series A (AGM), 5.00%, 7/01/29	1,930	2,138,228
		12,856,612

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Transportation — 6.5%
Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 5.00%, 7/01/40	$1,000	$1,069,050
Senior Lien, Series A, 5.00%, 7/01/33	1,000	1,076,210
Senior Lien, Series B, AMT (NPFGC), 5.25%, 7/01/27	450	451,008
Senior Lien, Series B, AMT (NPFGC), 5.75%, 7/01/17	1,000	1,006,480
Senior Lien, Series B, AMT (NPFGC), 5.25%, 7/01/32	755	756,321
		4,359,069
Utilities — 17.9%
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	961,965
Phoenix Civic Improvement Corp., RB, Junior Lien (NPFGC), 5.50%, 7/01/20 (a)	1,500	1,513,350
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,436,740
Pima County Arizona, RB, Series B, 5.00%, 7/01/26	1,000	1,143,300
Pinal County Electric District No 3, RB, Refunding, 5.25%, 7/01/36	2,500	2,697,925
Pinal County IDA Arizona, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	479,260
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,166,670
Salt River Project Agricultural Improvement & Power District, Refunding RB, Salt River Project, Series A, 5.00%, 1/01/35	1,500	1,623,675
		12,022,885
Total Municipal Bonds in Arizona		87,239,785

Guam — 1.3%
State — 1.3%
Government of Guam Business Privilege, RB, Series A, 5.13%, 1/01/42	800	868,200
Total Municipal Bonds in Guam		868,200

Puerto Rico — 12.6%
State — 8.8%
Commonwealth of Puerto Rico, GO, Series A, 6.00%, 7/01/38	800	856,848
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	700	775,425

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$1,500	$1,744,800
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.81%, 8/01/41 (c)	9,530	1,830,618
First Sub, Series C, 6.00%, 8/01/39	600	685,866
		5,893,557
Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA (NPFGC), 5.50%, 7/01/18	50	57,021
Utilities — 3.7%
Puerto Rico Electric Power Authority, RB, Series WW:
5.38%, 7/01/24	1,000	1,105,520
5.50%, 7/01/38	1,000	1,028,320
Puerto Rico Electric Power Authority, Refunding RB, Series A, 5.00%, 7/01/42 (d)	380	379,384
		2,513,224
Total Municipal Bonds in Puerto Rico		8,463,802

Total Municipal Bonds – 143.7%		96,571,787

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 11.2%
Utilities — 11.2%
City of Mesa Arizona, RB, 5.00%, 7/01/35	3,000	3,340,260
Phoenix Arizona Civic Improvement Corp., RB, 5.00%, 7/01/34	3,000	3,433,320
Salt River Project Agricultural Improvement & Power District, RB, 5.00%, 1/01/38	660	715,777
Total Municipal Bonds in Arizona		7,489,357

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 11.2%		7,489,357
Total Long-Term Investments (Cost – $97,091,017) – 154.9%		104,061,144

Short-Term Securities	Shares	Value
BIF Arizona Municipal Money Fund, 0.00% (f)(g)	2,725,036	$2,725,036
Total Short-Term Securities (Cost – $2,725,036) – 4.1%		2,725,036
Total Investments (Cost - $99,816,053*) – 159.0%		106,786,180
Other Assets Less Liabilities – 1.5%		1,030,065
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.0)%		(3,331,617)
VRDP Shares, at Redemption Value – (55.5)%		(37,300,000)
Net Assets Applicable to Common Shares – 100.0%		$67,184,628

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$96,500,740
Gross unrealized appreciation	$7,293,160
Gross unrealized depreciation	(337,720)
Net unrealized appreciation	$6,955,440

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley	$379,384	$4,081

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF Arizona Municipal Money Fund	2,960,530	(235,494)	2,725,036	$—

(g)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
35	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$4,629,844	$(55,067)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
Syncora	Syncora Guarantee

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$104,061,144	—	$104,061,144
Short-Term Securities	$2,725,036	—	—	2,725,036
Total	$2,725,036	$104,061,144	—	$106,786,180

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]

Liabilities:
Interest rate contracts	$(55,067)	—	—	$(55,067)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$40,000	—	—	$40,000
Liabilities:
TOB trust certificates	$—	(3,330,000)	—	(3,330,000)
VRDP shares	—	(37,300,000)	—	(37,300,000)
Total	$40,000	$(40,630,000)	—	$(40,590,000)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2012